FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2009

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY  10017
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY            May 15, 2009
---------------------------       ------------------------   -------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   47
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Form 13F Information Table Value Total:   $ 63,473 (thousands)
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List of Other Included Managers:   None








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                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                 March 31, 2009


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS         COM NEW         000886309       356      81,000   SH        Sole                  81,000
ADVANCED ANALOGIC TECHNOLOGI     COM             00752J108       218      60,400   SH        Sole                  60,400
AIR METHODS CORP                 COM PAR $.06    009128307     3,805     225,000   SH        Sole                 225,000
ANADIGICS INC                    COM             032515108       931     450,000   SH        Sole                 450,000
APPLIED MICRO CIRCUITS CORP      COM NEW         03822W406       598     123,000   SH        Sole                 123,000
ASHLAND INC NEW                  COM             044209104     2,014     195,000   SH        Sole                 195,000
ASHLAND INC NEW                  COM             044209104       300       2,000   SH   CALL Sole                   2,000
ASTEC INDS INC                   COM             046224101     3,875     147,703   SH        Sole                 147,703
AXCELIS TECHNOLOGIES INC         COM             054540109        96     250,000   SH        Sole                 250,000
AZZ INC                          COM             002474104        47         330   SH   PUT  Sole                     330
C&D TECHNOLOGIES INC             COM             124661109       484     262,000   SH        Sole                 262,000
CALIFORNIA MICRO DEVICES COR     COM             130439102     1,580     650,000   SH        Sole                 650,000
CHECKPOINT SYS INC               COM             162825103     1,077     120,000   SH        Sole                 120,000
CORNING INC                      COM             219350105     1,990     150,000   SH        Sole                 150,000
CORNING INC                      COM             219350105       123         750   SH   CALL Sole                     750
EAGLE MATERIALS INC              COM             26969P108       546      22,500   SH        Sole                  22,500




ENCORE WIRE CORP                 COM             292562105     2,143     100,000   SH        Sole                 100,000
ENTEGRIS INC                     COM             29362U104     1,204   1,400,000   SH        Sole               1,400,000
FOSTER L B CO                    COM             350060109       547      22,031   SH        Sole                  22,031
GENESEE & WYO INC                CL A            371559105       584      27,500   SH        Sole                  27,500
GLOBALOPTIONS GROUP INC          COM NEW         37946D209       940     652,700   SH        Sole                 652,700
ICO INC NEW                      COM             449293109       618     300,000   SH        Sole                 300,000
ISHARES TR                       RUSSELL 2000    464287655     1,253       6,500   SH   PUT  Sole                   6,500
ITERIS INC                       COM             46564T107     1,527   1,165,000   SH        Sole               1,165,000
LATTICE SEMICONDUCTOR CORP       COM             513415104     1,214     880,000   SH        Sole                 880,000
MAGNETEK INC                     COM             559424106       894     497,000   SH        Sole                 497,000
MEAD JOHNSON NUTRITION CO        COM CL A        582839106     1,732      60,000   SH        Sole                  60,000
MICROSOFT CORP                   COM             594918104     2,297     125,000   SH        Sole                 125,000
MICROSOFT CORP                   COM             594918104        93         350   SH   CALL Sole                     350
OIL DRI AMER                     COM             677864100     3,450     233,900   SH        Sole                 233,900
ORION ENERGY SYSTEMS INC         COM             686275108       130      29,500   SH        Sole                  29,500
ORION MARINE GROUP INC           COM             68628V308     2,554     195,000   SH        Sole                 195,000
PACKAGING CORP AMER              COM             695156109     1,628     125,000   SH        Sole                 125,000
PALL CORP                        COM             696429307        21         325   SH   PUT  Sole                     325
PAPA JOHNS INTL INC              COM             698813102       800      35,000   SH        Sole                  35,000
QUALSTAR CORP                    COM             74758R109      1220     610,000   SH        Sole                 610,000
ROCKWOOD HLDGS INC               COM             774415103     2,819     355,000   SH        Sole                 355,000




SCHIFF NUTRITION INTL INC        COM             806693107     2,842     631,519   SH        Sole                 631,519
SEAGATE TECHNOLOGY               SHS             G7945J104     1,112     185,000   SH        Sole                 185,000
SIRF TECHNOLOGY HLDGS INC        COM             82967H101     1,242     540,000   SH        Sole                 540,000
SOLUTIA INC                      COM NEW         834376501        47       1,555   SH   CALL Sole                   1,555
SONOCO PRODS CO                  COM             835495102     2,518     120,000   SH        Sole                 120,000
TEMPLE INLAND INC                COM             879868107     1,101     205,000   SH        Sole                 205,000
WEATHERFORD INTERNATIONAL LT     REG             H27013103     1,107     100,000   SH        Sole                 100,000
WORLD WRESTLING ENTMT INC        CL A            98156Q108     3,161     273,931   SH        Sole                 273,931
ZILOG INC                        COM PAR $0.01   989524301     3,183   1,354,800   SH        Sole               1,354,800
ZORAN CORP                       COM             98975F101     1,452     165,000   SH        Sole                 165,000